Segment Reporting - Schedule of Major Distributors Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Major Distributors Revenue [Line Items]
Total revenue	$ 49,840,288	$ 31,840,588		$ 79,874,727
Customer A [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	21,003,414	23,621,588		74,340,429
Customer B [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	12,253,108		[1]
Customer C [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	6,011,902		[1]
Customer D [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	$ 5,071,066		[1]		[1]

[1]	The revenue of this customer is not over 10% of total revenue of the Company.